Other operating income/(expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Other operating income	R$ 227,052	R$ 353,834	R$ 413,665
Revenue from incentives from Tesouro Direto, B3 and others	23,834	284,661	366,163
Interest received on tax	17,224	15,436	7,604
Recovery of charges and expenses	6,072	5,945	4,473
Reversal of operating provisions	29,365	11,704	7,422
Other	150,557	36,088	28,003
Other operating expenses	(216,414)	(96,890)	(89,311)
Legal, administrative proceedings and agreement with customers	(46,101)	(8,563)	(3,667)
Losses on write-off and disposal of assets	(77,886)	(6,794)	(4,377)
Tax incentive expenses	(10,034)	(5,780)	(10,788)
Fines and penalties	(9,624)	(4,574)	(1,378)
Associations and regulatory fees	(17,960)	(15,118)	(11,714)
Charity	(14,681)	(34,005)	(30,171)
Other	(40,128)	(22,056)	(27,216)
Total	R$ 10,638	R$ 256,944	R$ 324,354